Subsequent Events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

Exercise of Warrants

On July 22, 2020, the Company received aggregate gross proceeds of $101,045 from the exercise of 10,445,482 prefunded warrants and 2,500,000 Series B Warrants (see Note 8).

Note Conversions

From July 1, 2020 through September 28, 2020, the Company issued an aggregate of 442,031,352 shares of its common stock at an average contractual conversion price of $0.00096, ranging from $0.00056 to $0.0020, as a result of the conversion of principal of $391,935, interest of $25,735 and conversion fees $6,750 underlying certain outstanding convertible notes converted during such period. On September 18, 2020 the Company prepaid an outstanding convertible note in the amount of $57,671 comprising the note principal of $43,000 plus $1,705 of accrued interest and a prepayment penalty of $12,966.

The Company reclassified $204,919 in put premiums to additional paid in capital following conversions between July 2020 and September 2020.

Notes totaling $75,000 contained bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued was $134,155 resulting in a loss on extinguishment at the time of conversion of $56,155 and $106,141 of derivative fair value was recorded as a gain on extinguishment at the time of conversion.